Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	May 2018
Distribution Date	06/15/18
Transaction Month	49
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$17,770,785.65	0.7392174	$6,965,039.13	0.2897271	$10,805,746.52
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$83,200,785.65	0.0627774	$72,395,039.13	0.0546242	$10,805,746.52

Weighted Avg. Coupon (WAC)	3.51%		3.56%
Weighted Avg. Remaining Maturity (WARM)	16.03		15.39
Pool Receivables Balance	$104,376,055.14		$93,412,174.29
Remaining Number of Receivables	24,722		23,526

Adjusted Pool Balance	$103,230,986.03		$92,425,239.51

III. COLLECTIONS

Principal:
Principal Collections	$10,765,914.93
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$251,475.94
Total Principal Collections	$11,017,390.87

Interest:
Interest Collections	$298,498.50
Late Fees & Other Charges	$33,743.71
Interest on Repurchase Principal	$-
Total Interest Collections	$332,242.21

Collection Account Interest	$13,894.11
Reserve Account Interest	$4,579.75
Servicer Advances	$-

Total Collections	$11,368,106.94

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	May 2018
Distribution Date	06/15/18
Transaction Month	49
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$11,368,106.94
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,368,106.94

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$86,980.05	$-	$86,980.05	$86,980.05
	Collection Account Interest					$13,894.11
	Late Fees & Other Charges					$33,743.71
Total due to Servicer						$134,617.87

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

	Total Class A interest:		$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$25,471.46		$25,471.46	$25,471.46

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

	Available Funds Remaining:					$11,083,476.94

9.	Regular Principal Distribution Amount:					$10,805,746.52

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$-		$-
	Class B Notes Total:		$10,805,746.52		$10,805,746.52
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$10,805,746.52		$10,805,746.52

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					277,730.42

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,145,069.11
Beginning Period Amount	$1,145,069.11
Current Period Amortization	$158,134.33
Ending Period Required Amount	$986,934.78
Ending Period Amount	$986,934.78
Next Distribution Date Required Amount	$845,122.93

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	May 2018
Distribution Date	06/15/18
Transaction Month	49
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	19.40%	21.67%	21.67%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.03%	23,063	96.33%	$89,983,638.19
30 - 60 Days	1.55%	365	2.87%	$2,683,235.08
61 - 90 Days	0.37%	86	0.71%	$666,411.97
91-120 Days	0.05%	12	0.08%	$78,889.05
121 + Days	0.00%	0	0.00%	$-
Total		23,526		$93,412,174.29

Delinquent Receivables 30+ Days Past Due
Current Period	1.97%	463	3.67%	$3,428,536.10
1st Preceding Collection Period	1.78%	439	3.21%	$3,346,716.64
2nd Preceding Collection Period	1.74%	448	3.17%	$3,661,888.05
3rd Preceding Collection Period	1.65%	443	2.94%	$3,787,107.98
Four-Month Average	1.78%		3.25%

Repossession in Current Period		16		$150,224.24
Repossession Inventory		65		$127,978.32

Current Charge-Offs
Gross Principal of Charge-Offs				$197,965.92
Recoveries				$(251,475.94)
Net Loss				$(53,510.02)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.62%

Average Pool Balance for Current Period				$98,894,114.71

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.65%
1st Preceding Collection Period				-0.82%
2nd Preceding Collection Period				-0.21%
3rd Preceding Collection Period				0.03%
Four-Month Average				-0.41%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		25	3,084	$44,185,469.88
Recoveries		36	2,824	$(25,803,554.56)
Net Loss				$18,381,915.32
Cumulative Net Loss as a % of Initial Pool Balance				1.35%

Net Loss for Receivables that have experienced a Net Loss *		9	2,502	$18,538,427.55
Average Net Loss for Receivables that have experienced a Net Loss				$7,409.44

Principal Balance of Extensions				$482,627.35
Number of Extensions				55

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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